Taxes (Details 4) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
VAT tax payable	$ 97,267	$ 191,284
Corporate income tax payable	2,812,063	2,927,254
Land use tax and other taxes payable	55,194	233,974
Total	$ 2,964,524	$ 3,352,512